UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q

DECEMBER 31, 2011

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.1%
Arizona - 5.4%
Arizona Health Facilities Authority Revenue, Banner Health System, LOC-JPMorgan Chase	0.100%	1/1/29	$7,800,000	$7,800,000	(a)(b)
Arizona State Board of Regents University System Revenue, LOC-Lloyds TSB Bank PLC	0.060%	7/1/34	1,900,000	1,900,000	(a)(b)

Total Arizona				9,700,000

California - 17.9%
ABAG Finance Authority for Nonprofit Corp., CA, Head Royce School, LOC-Bank of America N.A.	0.150%	9/1/36	295,000	295,000	(a)(b)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.090%	9/15/33	575,000	575,000	(a)(b)
California Alternative Energy Source Financing Authority, Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo	0.100%	10/1/20	2,000,000	2,000,000	(a)(b)(c)
California Health Facilities Financing Authority Revenue:
Adventist Health System, LOC-Bank of America N.A.	0.090%	9/1/28	1,700,000	1,700,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.050%	7/1/41	2,100,000	2,100,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Rand Corp., LOC-Bank of America N.A.	0.090%	4/1/42	100,000	100,000	(a)(b)
California PCFA:
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.140%	5/1/21	100,000	100,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.140%	10/1/29	140,000	140,000	(a)(b)(c)
California State, GO:
LOC-Bank of Montreal	0.050%	5/1/33	800,000	800,000	(a)(b)
LOC-JPMorgan Chase	0.030%	5/1/33	100,000	100,000	(a)(b)
California Statewide CDA, Webb Schools, LOC-Bank of New York	0.080%	9/1/37	1,865,000	1,865,000	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	0.070%	8/15/25	200,000	200,000	(a)(b)
California Statewide CDA, MFH Revenue:
Avian Glen Apartments Project, LOC-Citibank N.A.	0.160%	8/1/39	400,000	400,000	(a)(b)(c)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.090%	12/1/42	6,160,000	6,160,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.110%	3/15/32	2,500,000	2,500,000	(a)(b)(c)
California Statewide CDA, TECP, Kaiser Permanente	0.380%	2/8/12	500,000	500,000
Contra Costa County, CA, Multi-Family Mortgage Revenue, Bay Apartment Communities Inc., LIQ-FNMA	0.070%	11/15/22	1,000,000	1,000,000	(a)(b)
Irvine Ranch, CA, Water District, GO, Consolidated Improvement District, LOC-Bank of America N.A.	0.050%	10/1/41	200,000	200,000	(a)(b)
Metropolitan Water District of Southern California, SPA-Wells Fargo Bank N.A.	0.070%	7/1/35	1,600,000	1,600,000	(a)(b)
Paramount, CA, USD, COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.220%	9/1/31	100,000	100,000	(a)(b)
Pasadena, CA, CDC, MFH Revenue, Holly Street Apartments, FNMA-Collateralized	0.100%	12/15/33	600,000	600,000	(a)(b)(c)
Sacramento County, CA, Housing Authority, MFH Revenue, Logan Park Apartments, FHLMC, LIQ-FHLMC	0.090%	5/1/42	6,600,000	6,600,000	(a)(b)(c)
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.110%	7/15/35	1,500,000	1,500,000	(a)(b)(c)
West Basin, CA, Municipal Water District Revenue, COP:
SPA-Dexia Credit Local	0.080%	8/1/21	700,000	700,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
SPA-Dexia Credit Local	0.080%	8/1/27	$190,000	$190,000	(a)(b)

Total California				32,025,000

Colorado - 4.3%
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.070%	7/1/36	100,000	100,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.110%	7/1/27	150,000	150,000	(a)(b)
Colorado HFA Revenue, Multi-Family, SPA-FHLB	0.120%	4/1/45	3,785,000	3,785,000	(a)(b)(c)
Colorado HFA, Multi-Family, Loretto, FNMA, LIQ- FNMA	0.100%	10/15/16	1,410,000	1,410,000	(a)(b)
Englewood, CO, MFH Revenue, Marks West Apartments LLC, LIQ-FHLMC	0.090%	12/1/26	1,050,000	1,050,000	(a)(b)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.060%	11/15/41	1,225,000	1,225,000	(a)(b)

Total Colorado				7,720,000

Connecticut - 1.6%
Capital City EDA, SPA-Bank of America N.A.	0.170%	6/15/24	300,000	300,000	(a)(b)
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Banknorth N.A.	0.100%	7/1/37	500,000	500,000	(a)(b)
Westover School, LOC-TD Banknorth	0.070%	7/1/30	600,000	600,000	(a)(b)
Yale University	0.020%	7/1/35	1,400,000	1,400,000	(a)(b)
Yale University, SPA-Credit Local de France, Toronto Dominion Bank and Landesbank Hessen-Thuringen	0.010%	7/1/29	100,000	100,000	(a)(b)

Total Connecticut				2,900,000

District of Columbia - 5.9%
District of Columbia Revenue:
American Legacy Foundation	0.090%	12/1/43	6,200,000	6,200,000	(a)(b)
American University, LOC-Bank of America N.A.	0.090%	10/1/38	2,700,000	2,700,000	(a)(b)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.090%	11/1/37	1,700,000	1,700,000	(a)(b)

Total District of Columbia				10,600,000

Florida - 4.9%
Alachua County, FL, HFA Continuing Care, Oak Hammock University Project, Series A, LOC-Bank of Scotland	0.070%	10/1/32	1,370,000	1,370,000	(a)(b)
Palm Beach County, FL, HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.	0.130%	9/15/44	2,310,000	2,310,000	(a)(b)(c)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.160%	11/15/33	5,000,000	5,000,000	(a)(b)

Total Florida				8,680,000

Georgia - 3.8%
Fulton County, GA, Development Authority Revenue, Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.080%	9/1/35	3,325,000	3,325,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.050%	11/15/33	3,505,000	3,505,000	(a)(b)

Total Georgia				6,830,000

Illinois - 4.3%
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.140%	1/1/19	5,000,000	5,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois Finance Authority Revenue, Riverside Health System, Radian, LOC-JP Morgan Chase	0.100%	11/15/22	$2,290,000	$2,290,000	(a)(b)
Illinois State Toll Highway Authority, Toll Highway Revenue, AGM, SPA-JPMorgan Chase	0.090%	1/1/31	200,000	200,000	(a)(b)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.100%	6/1/36	170,000	170,000	(a)(b)

Total Illinois				7,660,000

Indiana - 0.2%
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Bank of America N.A.	0.050%	10/1/40	300,000	300,000	(a)(b)

Iowa - 0.3%
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.070%	12/1/21	515,000	515,000	(a)(b)
Kentucky - 4.5%
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.110%	4/1/36	2,000,000	2,000,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.100%	8/15/38	6,100,000	6,100,000	(a)(b)

Total Kentucky				8,100,000

Louisiana - 3.7%
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.100%	9/2/39	6,540,000	6,540,000	(a)(b)

Maryland - 1.6%
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.200%	6/1/23	1,900,000	1,900,000	(a)(b)
BAN, SPA-Landesbank Hessen-Thuringen	0.200%	6/1/23	1,000,000	1,000,000	(a)(b)

Total Maryland				2,900,000

Massachusetts - 5.4%
Massachusetts State DFA Revenue:
Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.160%	6/1/23	325,000	325,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.050%	7/1/46	7,600,000	7,600,000	(a)(b)
Smith College	0.080%	7/1/29	196,000	196,000	(a)(b)
Massachusetts State HEFA Revenue:
Bentley College, LOC-Bank of America	0.060%	7/1/30	100,000	100,000	(a)(b)
Capital Asset Program, LOC-Bank of America	0.120%	7/1/39	115,000	115,000	(a)(b)
Harvard University	0.020%	7/1/35	200,000	200,000	(a)(b)
Museum of Fine Arts, SPA-Bank of America N.A.	0.090%	12/1/37	200,000	200,000	(a)(b)
Massachusetts State, GO, SPA-Landesbank Hessen-Thuringen	0.200%	1/1/21	900,000	900,000	(a)(b)

Total Massachusetts				9,636,000

Michigan - 0.1%
Michigan Higher Education Facilities Authority, Ltd. Obligation University Detroit, LOC-JPMorgan Chase Bank	0.070%	11/1/36	100,000	100,000	(a)(b)

Mississippi - 1.0%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A. Inc.	0.020%	11/1/35	1,700,000	1,700,000	(a)(b)

Missouri - 2.1%
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.080%	4/1/27	650,000	650,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
Missouri State HEFA, Educational Facilities Revenue, Washington University, SPA-JPMorgan Chase	0.030%	9/1/30	$3,100,000	$3,100,000	(a)(b)

Total Missouri				3,750,000

Nevada - 0.1%
Clark County, NV, Airport Revenue, LOC-Royal Bank of Canada	0.110%	7/1/22	200,000	200,000	(a)(b)(c)

New York - 0.3%
New York City, NY, HDC, MFH Revenue, Marseilles LLC, LOC-Citibank N.A.	0.090%	12/1/34	195,000	195,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.020%	6/15/36	400,000	400,000	(a)(b)

Total New York				595,000

North Carolina - 8.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, LOC-Wells Fargo Bank N.A.	0.030%	1/15/45	600,000	600,000	(a)(b)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.120%	2/1/26	4,940,000	4,940,000	(a)(b)
North Carolina State, GO, Public Improvement, SPA-Landesbank Hessen-Thuringen	0.060%	5/1/21	5,900,000	5,900,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	200,000	200,000	(a)(b)
Union County, NC, GO, SPA-Dexia Credit Local	0.060%	3/1/33	3,200,000	3,200,000	(a)(b)

Total North Carolina				14,840,000

Ohio - 0.4%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.020%	11/15/39	700,000	700,000	(a)(b)

Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank	1.580%	1/1/42	30,000	30,000	(a)(b)

Pennsylvania - 3.7%
Philadelphia, PA, Hospitals and Higher EFA Revenue, Children’s Hospital Philadelphia, SPA-Bank of America	0.050%	2/15/21	1,500,000	1,500,000	(a)(b)
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue, Children’s Hospital Philadelphia, SPA-Bank of America N.A.	0.050%	7/1/41	500,000	500,000	(a)(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.120%	11/1/38	3,135,000	3,135,000	(a)(b)
Saint Mary Hospital Authority Bucks County, Catholic Health	0.100%	5/1/44	1,500,000	1,500,000	(a)(b)

Total Pennsylvania				6,635,000

Puerto Rico - 1.5%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.070%	7/1/29	2,750,000	2,750,000	(a)(b)

South Carolina - 2.7%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center of The Pee Dee Inc., LOC-Wells Fargo Bank N.A.	0.140%	11/1/40	4,200,000	4,200,000	(a)(b)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.120%	6/1/35	600,000	600,000	(a)(b)

Total South Carolina				4,800,000

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 5.5%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wells Fargo Bank N.A.	0.050%	11/15/47	$110,000	$110,000	(a)(b)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.100%	8/1/38	100,000	100,000	(a)(b)
North Texas Tollway Authority Revenue, LOC-Morgan Stanley	0.110%	1/1/51	5,100,000	5,100,000	(a)(b)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.500%	4/1/26	2,000,000	2,000,000	(a)(b)
University of North Texas, TECP	0.200%	1/13/12	2,515,000	2,515,000

Total Texas				9,825,000

Virginia - 7.4%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.100%	10/1/48	2,200,000	2,200,000	(a)(b)
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.120%	1/1/35	3,600,000	3,600,000	(a)(b)
Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC	0.090%	8/1/37	7,450,000	7,450,000	(a)(b)

Total Virginia				13,250,000

Washington - 3.2%
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.090%	6/1/29	200,000	200,000	(a)(b)
Washington State Housing Finance Commission, Single-Family Program, GNMA, FNMA, FHLMC, LIQ-State Street Bank & Trust Co.	0.100%	6/1/39	5,500,000	5,500,000	(a)(b)

Total Washington				5,700,000

TOTAL INVESTMENTS - 100.1% (Cost - $178,981,000#)				178,981,000
Liabilities in Excess of Other Assets - (0.1)%				(183,887)

TOTAL NET ASSETS - 100.0%				$178,797,113

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CDC	— Community Development Commission
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2011

MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TECP	— Tax Exempt Commercial Paper
USD	— Unified School District

Summary of Investments by Sector †

Health Care	33.6%
Housing: Multi-Family	15.7
General Obligation	13.5
Education	13.1
Public Facilities	7.4
Miscellaneous	5.0
Transportation	4.4
Housing: Single Family	3.1
Water & Sewer	1.6
Industrial Revenue	1.4
Utilities	1.1
Solid Waste/Resource Recovery	0.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2011 and are subject to change.

Ratings Table* (December 31, 2011)

Standard & Poor’s/Moody’s/Fitch**
A-1	75.2%
VMIG 1	23.2%
F-1	1.6%

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See page 7 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Fund approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$178,981,000	—	$178,981,000

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit

Notes to Schedule of Investments (unaudited) (continued)

quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2012